UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code:  (312) 338-5800

Date of fiscal year end:  October 31

Date of Reporting Period:  November 1, 2010 – January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)
Schedules of Investments
January 31, 2011

Shares/Par	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.9%
American Airlines Pass-Through Trust, 10.38%, 07/02/19	$ 175,335	$ 209,964
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 07/10/17 (a)	300,000	321,710
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (a)	300,000	325,509
5.69%, 06/11/50 (a)	300,000	320,179
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	144,826	147,553
Delta Air Lines Pass-Through Trust - Class A
6.20%, 07/02/18	99,818	106,056
4.95%, 05/23/19	250,000	254,375
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	319,121
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.74%, 02/12/49 (a)	250,000	266,706
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	317,907
Morgan Stanley Re-REMIC Trust REMIC, 5.81%, 04/12/17 (a) (b)	300,000	324,567
United Air Lines Inc., 9.75%, 01/15/17	92,285	106,358

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,485,682)		3,020,005

CORPORATE BONDS AND NOTES - 58.2%
CONSUMER DISCRETIONARY - 5.0%
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (b)	100,000	104,625
CityCenter Holdings LLC, 7.63%, 01/15/16 (b)	100,000	102,250
Interpublic Group Cos. Inc., 10.00%, 07/15/17	100,000	119,000
Meritage Homes Corp., 6.25%, 03/15/15	100,000	100,500
MGM Resorts International, 9.00%, 03/15/20 (b)	100,000	110,500
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	100,000	106,500
NBC Universal Inc., 2.10%, 04/01/14 (b)	125,000	124,457
Standard Pacific Corp., 8.38%, 01/15/21 (b)	125,000	126,719
Univision Communications Inc., 7.88%, 11/01/20 (b)	100,000	106,750
Volvo AB, 5.95%, 04/01/15 (b)	177,000	193,755
Wynn Las Vegas LLC, 7.75%, 08/15/20	100,000	106,000
Yonkers Racing Corp, 11.38%, 07/15/16 (b)	90,000	99,450
		1,400,506
CONSUMER STAPLES - 2.1%
Altria Group Inc., 9.95%, 11/10/38 (c)	115,000	154,134
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (c)	100,000	118,035
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (b)	100,000	100,875
Smithfield Foods Inc., 10.00%, 07/15/14	100,000	117,625
Verso Paper Holdings LLC, 8.75%, 02/01/19 (b)	100,000	103,625
		594,294
ENERGY - 6.6%
Anadarko Petroleum Corp., 6.38%, 09/15/17	199,000	219,810
BP Capital Markets Plc, 3.13%, 10/01/15	200,000	202,645
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41 (b)	200,000	198,435
Dolphin Energy Ltd., 5.89%, 06/15/19 (b)	189,195	203,384
El Paso Pipeline Partners Operating Co. LLC, 7.50%, 11/15/40	150,000	160,792

Shares/Par	Value
Marathon Petroleum Corp., 6.50%, 03/01/41 (b)	115,000	113,789
Nabors Industries Inc., 5.00%, 09/15/20 (b)	180,000	175,697
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	100,948
5.38%, 01/27/21	100,000	100,575
6.75%, 01/27/41	100,000	100,835
Pride International Inc., 6.88%, 08/15/20	136,000	148,580
Weatherford International Ltd. Bermuda, 6.75%, 09/15/40	112,000	118,560
1,844,050

FINANCIALS - 27.3%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	175,000	186,706
American General Finance Corp., 5.85%, 06/01/13	135,000	128,588
American General Finance Corp. Term Loan, 7.25%, 04/16/15 (d)	175,000	177,494
AON Corp., 8.21%, 01/01/27	100,000	110,212
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (e)	125,000	129,584
6.00%, 09/01/17	165,000	175,224
Bank of America NA, 6.10%, 06/15/17	450,000	476,493
BNP Paribas, 5.00%, 01/15/21	100,000	100,535
Capital One Capital VI, 8.88%, 05/15/40	190,000	200,925
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	106,000
Citigroup Inc., 6.00%, 08/15/17	205,000	224,394
Corp. Andina de Fomento, 3.75%, 01/15/16	300,000	297,787
Credit Suisse AG, 5.40%, 01/14/20	125,000	126,528
Credit Suisse New York, 2.20%, 01/14/14	350,000	350,660
Discover Bank, 7.00%, 04/15/20	250,000	273,736
Duke Realty LP, 8.25%, 08/15/19	100,000	118,304
Fifth Third Bancorp, 3.63%, 01/25/16	200,000	201,527
First Horizon National Corp., 5.38%, 12/15/15	200,000	206,242
General Electric Capital Corp.
2.10%, 01/07/14	300,000	299,998
4.38%, 09/16/20	100,000	97,164
Genworth Financial Inc., 8.63%, 12/15/16	161,000	181,292
Goldman Sachs Group Inc.
5.95%, 01/18/18	125,000	135,214
6.75%, 10/01/37	150,000	150,536
HSBC Finance Corp., 6.68%, 01/15/21 (b)	100,000	103,636
HSBC USA Inc, 9.50%, 04/15/14	145,000	167,346
Hyundai Capital America, 3.75%, 04/06/16 (b)	100,000	98,953
Hyundai Capital Services Inc., 6.00%, 05/05/15 (b)	100,000	108,297
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	159,750
6.75%, 09/01/16 (b)	100,000	107,000
7.13%, 09/01/18 (b)	125,000	134,688
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (e)	100,000	107,783
Lloyds TSB Bank Plc, 6.38%, 01/21/21	130,000	131,380
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	166,691
Merrill Lynch & Co. Inc., 6.15%, 04/25/13	200,000	215,772
Morgan Stanley, 5.75%, 01/25/21	137,000	138,462
Nordea Bank AB, 4.88%, 01/14/21 (b)	100,000	100,742
Pricoa Global Funding I, 5.30%, 09/27/13 (b)	255,000	278,937
Prudential Financial Inc., 6.20%, 11/15/40	152,000	158,127
Royal Bank of Scotland Plc, 6.13%, 01/11/21	173,000	171,913
SLM Corp., 6.25%, 01/25/16	240,000	240,452
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	220,009
Toyota Motor Credit Corp., 2.80%, 01/11/16	100,000	101,408
UBS AG Stamford, 5.88%, 07/15/16	102,000	109,582

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)
Schedules of Investments
January 31, 2011

Shares/Par	Value
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e)	100,000	107,000
7,583,071

HEALTH CARE - 0.6%
Valeant Pharmaceuticals International, 6.88%, 12/01/18 (b)	152,000	156,180

INDUSTRIALS - 1.7%

Bombardier Inc., 7.75%, 03/15/20 (b)	128,000	140,160
Novelis Inc. Term Loan, 5.25%, 12/25/16 (d)	100,000	101,703
Owens Corning, 9.00%, 06/15/19	100,000	118,052
Spirit Aerosystems Inc., 7.50%, 10/01/17	100,000	106,250
		466,165

INFORMATION TECHNOLOGY - 0.4%
Seagate HDD Cayman, 7.75%, 12/15/18 (b)	100,000	102,500

MATERIALS - 7.0%
Anglo American Capital Plc, 9.38%, 04/08/14 (b)	250,000	304,235
Cargill Inc., 7.35%, 03/06/19 (b)	100,000	119,670
Cemex SAB de CV, 9.00%, 01/11/18 (b)	178,000	182,450
Dow Chemical Co.
7.60%, 05/15/14 (c)	150,000	174,287
8.55%, 05/15/19 (c)	125,000	156,033
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)	100,000	103,250
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	100,000	98,726
International Paper Co., 7.95%, 06/15/18	170,000	204,219
Lyondell Chemical Co., 8.00%, 11/01/17 (b)	90,000	100,462
Teck Resources Ltd., 10.75%, 05/15/19	390,000	507,000
1,950,332

TELECOMMUNICATION SERVICES - 3.6%
CC Holdings GS V LLC, 7.75%, 05/01/17 (b)	100,000	110,000
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	200,000	195,538
Frontier Communications Corp., 8.50%, 04/15/20	100,000	112,750
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	113,171
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	159,879
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	96,485
Virgin Media Finance Plc, 8.38%, 10/15/19	100,000	110,750
Virgin Media Secured Finance Plc, 6.50%, 01/15/18	100,000	106,000
		1,004,573

UTILITIES - 3.9%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (b)	175,000	181,370
Calpine Corp., 7.88%, 01/15/23 (b)	100,000	101,500
CenterPoint Energy Houston Electric LLC, 7.00%, 03/01/14	150,000	172,446
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	250,000	250,333
E.CL SA, 5.63%, 01/15/21 (b)	146,000	145,063
GenOn Energy Term Loan B, 6.00%, 09/20/17 (d)	99,750	101,192
Oncor Electric Delivery Co., 6.80%, 09/01/18	100,000	117,004
		1,068,908

Total Corporate Bonds and Notes (cost $15,023,366)	16,170,579

Shares/Par	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 26.8%

GOVERNMENT SECURITIES - 5.3%
Federal National Mortgage Association - 0.6% (f)
Federal National Mortgage Association, 5.13%, 01/02/14	150,000	164,188
Municipals - 1.4%
American Municipal Power-Ohio Inc., 7.83%, 02/15/41	125,000	134,349
Los Angeles Department of Water & Power, 6.57%, 07/01/45	67,000	66,871
New Jersey State Turnpike Authority, 7.10%, 01/01/41	125,000	133,285
University of Texas System, 4.79%, 08/15/46	75,000	67,100
		401,605

Sovereign - 0.4%
Tennessee Valley Authority, 5.25%, 09/15/39	100,000	102,835
U.S. Treasury Securities - 2.9%
U.S. Treasury Bond
5.25%, 11/15/28	50,000	56,156
4.63%, 02/15/40	135,000	136,477
U.S. Treasury Note, 2.63%, 11/15/20	660,000	618,750
		811,383

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.5%
Federal Home Loan Mortgage Corp. - 11.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/15/26, TBA (g)	680,000	698,912
5.50%, 04/01/38	919,823	981,161
6.50%, 04/01/39	266,818	296,704
5.00%, 08/01/40	1,270,846	1,331,764
		3,308,541

Federal National Mortgage Association - 8.3%
Federal National Mortgage Association
5.00%, 06/01/23	274,331	291,482
6.00%, 09/01/38	533,000	579,519
4.50%, 02/15/41, TBA (g)	1,399,000	1,430,259
		2,301,260

Government National Mortgage Association - 1.3%
Government National Mortgage Association, 4.00%, 02/15/41, TBA (g)	352,000	353,320

Total Government and Agency Obligations (cost $7,447,422)	7,443,132

COMMON STOCKS - 0.2%
FINANCIALS - 0.2%
Citigroup Inc. (h)	12,269	59,137

Total Common Stocks (cost $29,149)	59,137

PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15)	10,000	267,300

Total Preferred Stocks (cost $257,860)	267,300

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 9.0%
JNL Money Market Fund, 0.10% (i) (j)	2,489,423	2,489,423

Total Short Term Investments (cost $2,489,423)	2,489,423

Total Investments - 106.1% (cost $27,732,902)	29,449,576
Other Assets and Liabilities, Net - (6.1%) (k)	(1,683,964)
Total Net Assets - 100.0%	$ 27,765,612

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)
Schedules of Investments
January 31, 2011

(a)	Variable rate security. Rate stated was in effect as of January 31, 2011.
(b)
Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees ("Board"). As of January 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was $6,128,701.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)
Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in the Notes to the Schedules of Investments.

(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(g)	Investment purchased on a delayed delivery basis. As of January 31, 2011, the total payable of investments purchased on a delayed delivery basis was $2,485,781.
(h)	Non-income producing security.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2011.
(j)	Investment in affiliate.
(k)	Cash is pledged as collateral for open futures contracts. As of January 31, 2011, total value of collateral was $35,707.

Abbreviations:
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)
Schedules of Investments
January 31, 2011

Shares/Par	Value
JNL Money Market Fund
CORPORATE BONDS AND NOTES - 6.0%
FINANCIALS - 6.0%
Bank of America Bank Note, 0.30%, 03/08/11	$ 11,000,000	$ 11,000,000
Bank of America NA
0.40%, 07/18/11	13,000,000	13,000,000
0.36%, 07/27/11 (a)	15,700,000	15,700,000
Goldman Sachs Group Inc.
0.70%, 10/07/11 (a)	11,000,000	11,026,683
6.60%, 01/15/12	8,429,000	8,891,305
Toyota Motor Credit Corp., 0.31%, 02/02/12 (a) (b)	14,750,000	14,750,000
Wachovia Corp., 5.35%, 03/15/11	5,000,000	5,028,679
Wells Fargo & Co.
5.30%, 08/26/11	6,316,000	6,489,379
0.39%, 01/24/12 (a)	6,700,000	6,705,929

Total Corporate Bonds and Notes (cost $92,591,974)	92,591,975

GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Bank - 0.9%
Federal Home Loan Bank, 0.50%, 02/06/12	14,000,000	14,000,000

Total Government and Agency Obligations (cost $14,000,000)	14,000,000

SHORT TERM INVESTMENTS - 93.1%
Certificates of Deposit - 28.6%
Bank of Montreal, 0.35%, 10/26/11 (a)	20,000,000	20,000,000
Bank of Nova Scotia
0.30%, 02/25/11	10,500,000	10,500,000
0.81%, 05/12/11 (a)	5,150,000	5,157,375
0.35%, 06/27/11	20,500,000	20,500,000
0.30%, 01/25/12 (a)	11,500,000	11,500,000
Barclays Bank Plc
0.46%, 02/11/11	4,000,000	4,000,000
0.60%, 07/01/11	16,000,000	16,000,000
0.76%, 10/25/11 (a)	15,000,000	15,000,000
BNP Paribas
0.38%, 03/29/11	15,000,000	15,000,000
0.38%, 04/08/11	12,000,000	12,000,000
Canadian Imperial Bank of Commerce
0.35%, 06/24/11	22,400,000	22,400,000
0.30%, 07/12/11 (a)	9,000,000	8,999,741
Citibank NA
0.26%, 02/22/11	9,400,000	9,400,000
0.25%, 03/10/11	15,000,000	15,000,000
0.36%, 03/23/11	16,100,000	16,100,667
Credit Agricole SA, 0.50%, 03/03/11	8,600,000	8,600,000
DnB NOR Bank ASA
0.35%, 02/16/11	12,400,000	12,400,000
0.37%, 11/07/11 (a)	9,000,000	9,000,000
0.48%, 11/22/11	7,000,000	7,000,000
Nordea Bank Finland Plc
0.33%, 02/28/11	10,600,000	10,600,000
0.28%, 04/06/11	32,400,000	32,400,000
Rabobank Nederland NV
0.33%, 03/08/11	19,800,000	19,800,000
0.33%, 11/07/11 (a)	9,000,000	9,000,000
Royal Bank of Canada, 0.26%, 02/24/11 (a)	9,500,000	9,500,000
Royal Bank of Scotland Plc, 0.49%, 03/01/11	11,500,000	11,500,000
Societe Generale NY
0.40%, 03/15/11	12,000,000	12,000,000
0.38%, 04/01/11	17,000,000	17,000,138
Svenska Handels NY, 0.30%, 04/15/11	15,300,000	15,300,000

Shares/Par	Value
Toronto-Dominion Bank NY
0.32%, 05/24/11	11,000,000	11,000,000
0.35%, 06/22/11	22,000,000	22,000,000
0.33%, 10/28/11 (a)	7,600,000	7,600,000
UBS AG Stamford
0.34%, 03/02/11	13,500,000	13,500,000
0.53%, 07/15/11	5,500,000	5,500,000
0.51%, 11/23/11 (a)	8,700,000	8,700,000
		443,957,921

Commercial Paper - 18.5%
CAFCO Financial Services LLC, 0.29%, 04/06/11 (b)	28,100,000	28,085,513
Cargill Inc.
0.21%, 02/14/11 (b)	8,800,000	8,799,333
0.27%, 04/08/11 (b)	6,600,000	6,596,733
Chariot Funding LLC
0.26%, 02/17/11 (b)	8,200,000	8,199,052
0.26%, 04/19/11 (b)	12,000,000	11,993,327
Ciesco LLC
0.27%, 02/08/11 (b)	10,400,000	10,399,454
0.27%, 03/07/11 (b)	12,800,000	12,796,736
CRC Funding LLC
0.29%, 04/15/11 (b)	10,000,000	9,994,119
0.28%, 04/18/11 (b)	13,000,000	12,992,316
Falcon Asset Securitization Co. LLC
0.23%, 02/11/11 (b)	20,000,000	19,998,722
0.23%, 02/24/11 (b)	4,100,000	4,099,398
General Electric Capital Corp.
0.26%, 04/04/11	16,000,000	15,992,836
0.32%, 06/14/11	21,000,000	20,975,173
Jupiter Securitization Corp.
0.23%, 03/01/11 (b)	4,800,000	4,799,141
0.26%, 04/04/11 (b)	18,800,000	18,791,582
Market Street Funding
0.27%, 03/04/11 (b)	10,900,000	10,897,466
0.27%, 04/21/11 (b)	4,000,000	3,997,630
Old Line Funding LLC
0.26%, 03/15/11 (b)	9,500,000	9,497,118
0.27%, 04/11/11 (b)	18,600,000	18,590,374
Procter & Gamble Co., 0.25%, 04/06/11 (b)	12,900,000	12,894,267
Toyota Motor Credit Corp., 0.31%, 04/01/11 (b)	17,000,000	16,991,363
Windmill Funding LLC, 0.27%, 03/21/11 (b)	19,000,000	18,993,160
286,374,813
Federal Home Loan Bank - 3.7% (c)
Federal Home Loan Bank
0.34%, 02/16/11	2,600,000	2,599,632
0.40%, 12/12/11	14,000,000	13,999,413
0.41%, 12/12/11	17,000,000	17,000,000
0.45%, 12/16/11 - 12/23/11	23,990,000	23,990,000
57,589,045
Federal Home Loan Mortgage Corp. - 0.8% (c)
Federal Home Loan Mortgage Corp.
0.37%, 02/18/11	1,018,000	1,017,825
0.27%, 03/01/11	10,800,000	10,797,721
11,815,546
Federal National Mortgage Association - 0.4% (c)
Federal National Mortgage Association, 0.36%, 02/14/11	6,400,000	6,399,168
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.06% (d)	86,153	86,153

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)
Schedules of Investments
January 31, 2011
Shares/Par	Value
Repurchase Agreements - 41.1%
Repurchase Agreement with Bank of America Securities, 0.22% (Collateralized by $83,387,620 Federal National Mortgage Association, 6.00%, due 01/01/41, value $83,770,764 and $104,788,017 Federal Home Loan Mortgage Corp., 4.00% - 4.50%, due 11/01/25 - 01/01/41, value $105,133,237) acquired on 01/31/11, due 02/01/11 at $185,201,132	$ 185,200,000	185,200,000
Repurchase Agreement with Barclays Capital, 0.22% (Collateralized by $148,851,740 Federal National Mortgage Association, 3.50% - 6.00%, due 12/01/25 - 09/01/38, value $149,403,001 and $45,678,871 Federal Home Loan Mortgage Corp., 3.00%, due 01/01/41, value $45,791,458) acquired on 01/31/11, due 02/01/11 at $185,401,133	185,400,000	185,400,000
Repurchase Agreement with HSBC Securities, 0.21% (Collateralized by $42,992,612 Federal National Mortgage Association, 3.50% - 6.50%, due 08/01/24 - 12/01/39, value $45,902,484) acquired on 01/31/11, due 02/01/11 at $45,000,263	45,000,000	45,000,000
Repurchase Agreement with UBS Securities, 0.24% (Collateralized by $225,015,149 Federal National Mortgage Association, 3.50% - 6.00%, due 01/01/26 - 01/01/41, value $225,930,000) acquired on 01/31/11, due 02/01/11 at $221,501,477	221,500,000	221,500,000
637,100,000

Total Short Term Investments (cost $1,443,322,647)	1,443,322,647

Total Investments - 100.0% (cost $1,549,914,621)	1,549,914,621
Other Assets and Liabilities, Net - (0.0% )	341,032
Total Net Assets - 100.0%	$ 1,550,255,653

(a)	Variable rate security. Rate stated was in effect as of January 31, 2011.
(b)
Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees ("Board"). As of January 31, 2011, the value of Rule 144A and Section 4(2) liquid securities was $264,156,804.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2011.

See accompanying Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)
Notes to the Schedules of Investments
January 31, 2011

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the JNL/PPM America Total Return Fund at January 31, 2011.

Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/PPM America Total Return Fund
American General Finance Corp. Term Loan, 7.25%, 04/16/15	04/20/2010	$173,210	$177,494	0.6%
GenOn Energy Term Loan B, 6.00%, 09/20/17	09/21/2010	98,752	101,192	0.4
Novelis Inc. Term Loan, 5.25%, 12/25/16	12/16/2010	99,012	101,703	0.4
		$370,974	$380,389	1.4%

Investments in Affiliates - The JNL/PPM America Total Return Fund had an investment in the JNL Money Market Fund, an affiliate of the Fund, during the period ended January 31, 2011.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund at October 31, 2010 and January 31 2011 was $1,833,276 and $2,489,423, respectively.  Dividend income received from this investment during the period ended January 31, 2011 was  $506.  Purchase and sales proceeds are not shown for this investment.  There was no realized gain or loss relating to transactions for this investment during the period ended January 31, 2011.

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Trust's Board of Trustees ("Board").  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on a liquid exchange are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including Jackson National Asset Management, LLC's ("Adviser") own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in

JNL Investors Series Trust (Unaudited)
Notes to the Schedules of Investments
January 31, 2011

active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions and securities valued at amortized cost.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities or changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available.  There were no significant transfers between Level 1 and Level 2 or into or out of Level 3 during the period.  There were no Level 3 investments held during the period ended January 31, 2011.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's investments in securities and other financial instruments as of January 31, 2011 by valuation level.

	Assets as of January 31, 2011 by Level:
	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$ -	$ 3,020,005	$ -	$ 3,020,005
Corporate Bonds and Notes	-	16,170,579	-	16,170,579
Government and Agency Obligations	-	7,443,132	-	7,443,132
Common Stock	59,137	-	-	59,137
Preferred Stock	267,300	-	-	267,300
Short Term Investments	2,489,423	-	-	2,489,423
Fund Total	$ 2,815,860	$ 26,633,716	$ -	$ 29,449,576
JNL Money Market Fund
Corporate Bond and Notes	$ -	$ 92,591,975	$ -	$ 92,591,975
Government and Agency Obligations	-	14,000,000	-	14,000,000
Short Term Investments	86,153	1,443,236,493	-	1,443,322,646
Fund Total	$ 86,153	$1,549,828,468	$ -	$1,549,914,621

	Assets as of January 31, 2011 by Level:
	Investments in Other Financial Instruments1
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$22,669	$ -	$ -	$22,669

1Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

FASB ASC Topic 815, “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraph.

Futures Contracts – The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund used futures contracts to manage its exposure to or hedge against changes in securities prices and interest rates.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin", are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

JNL Investors Series Trust (Unaudited)
Notes to the Schedules of Investments
January 31, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Note Future, 10-Year	March 2011	(10)	$8,745
U.S. Treasury Note Future, 5-Year	March 2011	(11)	13,924

			$22,669

Tax Matters - As of January 31, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$ 27,737,584	$ 1,797,363	$ (85,371)	$ 1,711,992
JNL Money Market Fund	1,549,914,621	-	-	-

Item 2.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	April 1, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	April 1, 2011